Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. Commitments and Contingencies

Leases

On May 15, 2014, the Company entered into a new lease for office space in Boston, Massachusetts, effective as of July 28, 2014, with a term expiring July 31, 2017 and an option to extend the lease for three additional years.

Future minimum lease payments for its operating leases as of September 30, 2014, are as follows:

Year Ending December 31,
Remainder of 2014	$57
2015	229
2016	235
2017	139

Total	$660

During the nine months ended September 30, 2014 and 2013, the Company recognized $104 and $87, respectively, of rental expense related to office space.

Intellectual Property Licenses

The Company has acquired exclusive rights to develop patented compounds and related know-how for beloranib under two licensing agreements with two third parties in the course of its research and development activities. The licensing rights obligate the Company to make payments to the licensors for license fees, milestones, license maintenance fees and royalties. The Company is also responsible for patent prosecution costs.

As of September 30, 2014, the Company recorded a liability of $6,700 relating to milestones achieved in September 2014 upon the initiation of a first Phase 3 clinical trial. As of September 30, 2014, the Company is obligated to make additional milestone payments of up to $12,250 upon reaching certain pre-commercialization milestones, such as clinical trials and government approvals, and up to $12,500 upon reaching certain product commercialization milestones. Under one of the license agreements, the Company is also obligated to pay up to $1,250 with respect to each subsequent licensed product, if any, that is a new chemical entity. In addition, the Company will owe single-digit royalties on sales of commercial products developed using these licensed technologies, if any. The Company is also obligated to pay to the licensors a percentage of fees received if and when the Company sublicenses the technology. As of September 30, 2014, the Company has not yet developed a commercial product using the licensed technologies and it has not entered into any sublicense agreements for the technologies.

Indemnification Agreements

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners, and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnifications. The Company does not believe that the outcome of any claims under indemnification arrangements will have a material effect on its financial position, results of operations or cash flows, and it has not accrued any liabilities related to such obligations in its consolidated financial statements as of September 30, 2014.

10. Commitments and Contingencies

Leases

The Company leases its office space under an operating lease agreement that initially expired on July 31, 2013, but was amended in 2013 to extend the lease through January 31, 2014. The lease, as amended, allows for up to two six-month extension periods. In December 2013, the Company extended the lease through July 31, 2014, cancellable with 30 days’ notice.

Future minimum lease payments for its operating lease as of December 31, 2013 were as follows:

Year Ending December 31,
2014	$64

Total	$64

The Company also leased laboratory space in prior years; however, these leases terminated prior to 2011 and, as of December 31, 2013, there are no future commitments for laboratory space. During the years ended December 31, 2011, 2012 and 2013, the Company recognized $102, $129 and $105, respectively, of rental expense related to office space.

Intellectual Property Licenses

The Company has acquired exclusive rights to develop patented compounds and related know-how for beloranib under two licensing agreements with two third parties in the course of its research and development activities. The licensing rights obligate the Company to make payments to the licensors for license fees, milestones, license maintenance fees and royalties. The Company is also responsible for patent prosecution costs. Related to these license agreements, the Company made payments and recorded research and development expenses in its consolidated statements of operations as follows:

	Year Ended December 31,
	2011	2012	2013
Licensing, milestone and license maintenance fees	$1,055	$150	$—

The Company is obligated to make additional milestone payments of up to $18,950 upon reaching certain pre-commercialization milestones, such as clinical trials and government approvals, and up to $12,500 upon reaching certain product commercialization milestones. Under one of the license agreements, the Company is also obligated to pay up to $1,250 with respect to each subsequent licensed product, if any, that is a new chemical entity. In addition, the Company will owe single-digit royalties on sales of commercial products developed using these licensed technologies, if any. The Company is also obligated to pay to the licensors a percentage of fees received if and when the Company sublicenses the technology. As of December 31, 2013, the Company has not yet developed a commercial product using the licensed technologies and it has not entered into any sublicense agreements for the technologies.

Indemnification Agreements

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners, and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnifications. The Company does not believe that the outcome of any claims under indemnification arrangements will have a material effect on its financial position, results of operations or cash flows, and it has not accrued any liabilities related to such obligations in its consolidated financial statements as of December 31, 2012 or 2013.